Provisions - Movement in the Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 519
Net defined benefit liability (asset) at end of period	458	€ 519
Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	3,239	2,628
Translation differences	(331)	64
Current service cost	20	14
Interest cost	62	127
Actuarial losses and gains	(40)	515
Benefits paid	(46)	(105)
Plan curtailments		1
Transfers	(1,820)
Other movements	2	(5)
Net defined benefit liability (asset) at end of period	1,086	3,239
United Kingdom | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	19
Net defined benefit liability (asset) at end of period	0	19
United Kingdom | Operating segments | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at end of period	(40)
United Kingdom | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,858	1,548
Translation differences	(38)	86
Current service cost	0	0
Interest cost	0	44
Actuarial losses and gains	0	226
Benefits paid	0	(46)
Plan curtailments		0
Transfers	(1,820)
Other movements	0	0
Net defined benefit liability (asset) at end of period	0	1,858
United Kingdom | Operating segments | Present value of obligation | Pension defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Net defined benefit liability (asset) at end of period	1,979	1,858
Germany | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	211
Net defined benefit liability (asset) at end of period	255	211
Germany | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	304	239
Translation differences	0	0
Current service cost	10	11
Interest cost	3	5
Actuarial losses and gains	37	53
Benefits paid	(4)	(4)
Plan curtailments		0
Transfers	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	350	304
Brazil | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	206
Net defined benefit liability (asset) at end of period	123	206
Brazil | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	982	749
Translation differences	(280)	(21)
Current service cost	5	4
Interest cost	55	67
Actuarial losses and gains	(81)	233
Benefits paid	(38)	(50)
Plan curtailments		0
Transfers	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	643	982
Telefónica Hispam | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	78
Net defined benefit liability (asset) at end of period	74	78
Telefónica Hispam | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	78	74
Translation differences	(12)	(1)
Current service cost	4	(2)
Interest cost	4	11
Actuarial losses and gains	4	4
Benefits paid	(3)	(4)
Plan curtailments		1
Transfers	0
Other movements	(1)	(5)
Net defined benefit liability (asset) at end of period	74	78
Other companies | Operating segments | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	5
Net defined benefit liability (asset) at end of period	6	5
Other companies | Operating segments | Present value of obligation | Post-employment defined benefit plans
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	17	18
Translation differences	(1)	0
Current service cost	1	1
Interest cost	0	0
Actuarial losses and gains	0	(1)
Benefits paid	(1)	(1)
Plan curtailments		0
Transfers	0
Other movements	3	0
Net defined benefit liability (asset) at end of period	€ 19	€ 17